Reconciliation of profit for the year to net cash flows from operating activities	12 Months Ended
Jun. 30, 2022
Reconciliation of profit for the year to net cash flows from operating activities

24. Reconciliation of profit for the year to net cash flows from operating activities

	Consolidated Group
	2022 A$	2021 A$
Loss for the year	(5,090,327)	(995,766)

Non-cash items in operating profit
Depreciation of property, plant and equipment	6,732	2,090
Amortisation of intangible assets	777,409	360,597
Amortisation of right of use asset	68,220	34,819
Share based payments	359,544	-
Implied interest expense related to convertible notes	666,534	-
Foreign exchange loss	(543,910)	(1,653)
Expected credit losses	369,844	14,690
Operating cash flows before movements in working capital	1,704,373	410,543

Movements in working capital
(Increase)/decrease in trade and other receivables	(1,182,077)	(173,689)
(Increase)/decrease in prepayments and deposits	4,194	(115,838)
Increase/(decrease) in trade and other payables	396,204	65,435
Increase/(decrease) in provisions and accruals	(186,066)	321,619
Increase/(decrease) in deferred revenue	113,263	(8,335)
Cash generated from operations	(854,482)	89,192
Net cash generated by operating activities	(4,240,436)	(496,031)